Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payments [Abstract]
Schedule of Share Options Outstanding under Pre-IPO Share Option Scheme

The following share options were outstanding under the pre-IPO share option scheme during the year:

	2023		2024
	Exercise price		Exercise price
	HK$	Number	HK$	Number
	per share	of options	per share	of options
Outstanding as of January 1	0.01	4,174,710	0.01	3,263,648
Forfeited during the year	-	-	-	-
Exercised during the year	0.01	(911,062)	0.01	(656,077)
Outstanding as of December 31	0.01	3,263,648	0.01	2,607,571

Schedule of Exercise Prices and Exercise Periods of Share Options Outstanding

The exercise prices and exercise periods of the share options outstanding as at the end of the reporting period are as follows:

2023	Exercise price
Number of	HK$
options	per share	Exercise period
2,824,574	0.01	Aug 15, 2018-Aug 15, 2028
423,842	0.01	May 15, 2019-May 15, 2029
15,232	0.01	Sept 16, 2019-Sept 16, 2029
3,263,648

2024	Exercise price
Number of	HK$
options	per share	Exercise period
2,360,420	0.01	Aug 15, 2018-Aug 15, 2028
232,719	0.01	May 15, 2019-May 15, 2029
14,432	0.01	Sept 16, 2019-Sept 16, 2029
2,607,571

Schedule of Restricted Shares Outstanding

The following restricted shares were outstanding under the 2018 RSU Scheme during the year:

	2023		2024
	Grant fair value HK$	Number	Grant fair value HK$	Number
	per share	of RSUs	per share	of RSUs
Outstanding as of January 1	28.35	401,663	28.35	—
Granted during the year	—	—	—	—
Forfeited during the year	28.35	(44,632)	28.35	—
Vested during the year	28.35	(357,031)	28.35	—
Outstanding as of December 31	—	—	—	—

The following restricted shares were outstanding under the 2021 RSU Scheme during the year:

	2023 Number of RSUs	2024 Number of RSUs
Outstanding as of January 1	219,744	108,998
Granted during the year	—	—
Forfeited during the year	(39,712)	(2,412)
Vested during the year	(71,034)	(65,034)
Outstanding as of December 31	108,998	41,552

The following restricted shares were outstanding under the 2022 RSU Scheme during the year:

	2023 Number of RSUs	2024 Number of RSUs
Outstanding as of January 1	1,120,873	1,641,974
Granted during the year	1,379,094	777,006
Forfeited during the year	(145,584)	(42,768)
Vested during the year	(712,409)	(939,687)
Outstanding as of December 31	1,641,974	1,436,525

Schedule of Unlocking Date

Details of the unlocking date are summarized as follows:

Type of eligible participants	Grant fair value HK$ per share	% of conditional shares	Vesting date	% of vested conditional shares
1	43.80	100%	June 8, 2021-2024	35%, 15%, 25%, 25%
2	43.80	100%	June 8, 2021-2024	25%, 25%, 25%, 25%
3	43.80	100%	June 8, 2022–2025	35%, 15%, 25%, 25%
4	43.80	100%	April 30, 2022–2025	35%, 15%, 25%, 25%
5	43.80	100%	June 8, 2022–2025	25%, 25%, 25%, 25%
6	52.00	100%	June 8, 2022–2025	25%, 25%, 25%, 25%

Details of the unlocking date are summarized as follows:

Type of eligible participants	Grant fair value HK$ per share	% of conditional shares	Vesting date	% of vested conditional shares
1	20.15	100%	June 8, 2021-2024	35%, 15%, 25%, 25%
2	20.15	100%	April 30, 2023–2026	25%, 25%, 25%, 25%
3	20.15	100%	June 8, 2023–2026	25%, 25%, 25%, 25%
4	20.15	100%	June 8, 2023–2024	40%, 60%
5	20.15	100%	June 8, 2023–2025	30%, 30%, 40%
6	20.15	100%	April 30, 2023–2026	23%, 69%, 6%, 2%

Details of the unlocking date are summarized as follows:

Type of eligible participants	Grant fair value HK$ per share	% of conditional shares	Vesting date	% of vested conditional shares
1	21.80	100%	August 1, 2023–2024	40%, 60%
2	21.80	100%	August 1, 2023–2025	30%, 30%, 40%

Details of the unlocking date are summarized as follows:

Type of eligible participants	Grant fair value HK$ per share	% of conditional shares	Vesting date	% of vested conditional shares
1	33.95	100%	September 16, 2024	100
2	33.95	100%	September 16, 2024-2025	75%, 25%
3	33.95	100%	September 16, 2024-2025	50%, 50%
4	33.95	100%	September 16, 2024-2026	30%, 30%, 40%
5	33.95	100%	September 16, 2024-2026	22.5%, 22.5%, 55%
6	33.95	100%	September 16, 2024-2026	50%, 25%, 25%
7	33.95	100%	September 16, 2024-2026	25%, 37%, 38%
8	33.95	100%	September 16, 2025	100%
9	33.95	100%	September 16, 2025-2026	40%, 60%
10	33.95	100%	September 16, 2025-2026	50%, 50%